Partners’ Capital (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 26, 2023 USD ($)	Oct. 12, 2022 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2022 shares
Distribution Made to Limited Partner [Line Items]
Value of units transferred				$ 6,583
Omnibus Incentive Compensation Plan [Member]
Distribution Made to Limited Partner [Line Items]
Common units authorized | shares					1,045,000
Repurchase plan [Member]
Distribution Made to Limited Partner [Line Items]
Repurchase amount	$ 30,000
Expiration date of Repurchase plan	January 2025
Stock Repurchased and Retired During Period, Shares | shares			304,283	389,962
Average price per unit | $ / shares			13.48	15.13
M/V Manzanillo Express [Member]
Distribution Made to Limited Partner [Line Items]
Common units transferred | shares		505,204
Value of units transferred		$ 6,583
Maximum [Member] | Omnibus Incentive Compensation Plan [Member]
Distribution Made to Limited Partner [Line Items]
Common units authorized | shares					750,000
Rights offering [member]
Distribution Made to Limited Partner [Line Items]
Value of units issued			$ 6,355
Common units purchased | shares			445,988
Exercise price | $ / shares			$ 14.25
Transaction expenses			$ 1,313
Rights offering [member] | Maximum [Member]
Distribution Made to Limited Partner [Line Items]
Value of units issued			500,000
Standby purchase agreement [member]
Distribution Made to Limited Partner [Line Items]
Value of units issued			$ 493,645
Common units purchased | shares			34,641,731
CGP [Member]
Distribution Made to Limited Partner [Line Items]
Ownership percentage			0.63%
CGP [Member] | Right Waived [Member] | Minimum [Member]
Distribution Made to Limited Partner [Line Items]
Distribution target amount per unit | $ / shares			$ 1.6975
CGP [Member] | Right Waived [Member] | Maximum [Member]
Distribution Made to Limited Partner [Line Items]
Distribution target amount per unit | $ / shares			$ 1.75